Significant Contingent Liabilities and Unrecognized Commitments (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) case	Jan. 05, 2024 USD ($)
Disclosure of contingent liabilities [line items]
Number of litigation cases | case	3
Litigation, damages sought by plaintiffs	$ 2,065,000
Litigation provision recognized	$ 0
Commencement of major litigation
Disclosure of contingent liabilities [line items]
Litigation, damages sought by plaintiffs		$ 684,000